Related Party Transactions - Summary of Receivables and Payable with Related Parties (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties
Interest rate on receivable	0.00%
Joint ventures where entity is venturer
Disclosure of transactions between related parties
Receivables from related parties	$ 13	$ 18
Payables to related parties	3	2
Associates
Disclosure of transactions between related parties
Receivables from related parties	22	21
Payables to related parties	$ 4	$ 42